Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (57.2%)
$1,700	Federal Farm Credit Banks, USBMMY3M + 0.115%(1)	(AA+, Aaa)	02/24/22	0.130	$1,701,333
5,500	Federal Farm Credit Banks, USBMMY3M + 0.270%(1)	(AA+, Aaa)	05/16/22	0.285	5,513,181
11,900	Federal Farm Credit Banks, SOFR + 0.310%(1)	(AA+, Aaa)	11/07/22	0.320	11,954,337
5,300	Federal Farm Credit Banks, USBMMY3M + 0.420%(1)	(AA+, Aaa)	11/07/22	0.435	5,330,828
36,500	Federal Farm Credit Banks, SOFR + 0.380%(1)	(AA+, Aaa)	05/08/23	0.390	36,793,397
1,000	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	1,000,404
2,000	Federal Farm Credit Banks, SOFR + 0.135%(1)	(AA+, Aaa)	11/06/23	0.145	2,004,132
1,000	Federal Home Loan Bank Discount Notes(2)	(AA+, Aaa)	06/18/21	0.090	999,978
11,085	Federal Home Loan Banks, LIBOR 1M - 0.010%(1)	(AA+, Aaa)	04/05/21	0.093	11,085,000
10,400	Federal Home Loan Banks, LIBOR 1M - 0.010%(1)	(AA+, Aaa)	05/03/21	0.099	10,400,853
6,000	Federal Home Loan Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	10/15/21	0.106	6,001,720
6,000	Federal Home Loan Banks, SOFR + 0.150%(1)	(AA+, Aaa)	11/15/21	0.160	6,004,812
6,100	Federal Home Loan Banks	(AA+, Aaa)	04/28/23	0.600	6,102,240
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,965,667
12,000	Federal Home Loan Mortgage Corp., SOFR + 0.145%(1)	(AA+, Aaa)	12/09/21	0.155	12,005,303
16,000	Federal Home Loan Mortgage Corp., SOFR + 0.130%(1)	(AA+, Aaa)	08/05/22	0.140	16,027,914
7,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/23	0.350	7,005,108
5,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	5,625,016
5,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/26/23	0.450	5,002,259
6,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	5,992,934
7,643	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	7,631,021
7,100	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	6,987,858
10,000	Federal National Mortgage Association, SOFR + 0.320%(1)	(AA+, Aaa)	10/22/21	0.330	10,016,016
14,200	Federal National Mortgage Association, SOFR + 0.360%(1)	(AA+, Aaa)	01/20/22	0.370	14,242,250
10,000	Federal National Mortgage Association, SOFR + 0.300%(1)	(AA+, Aaa)	01/27/22	0.310	10,023,406
7,000	Federal National Mortgage Association, SOFR + 0.110%(1)	(AA+, Aaa)	03/04/22	0.120	7,005,233
35,000	Federal National Mortgage Association, SOFR + 0.350%(1)	(AA+, Aaa)	04/07/22	0.360	35,128,471
10,100	Federal National Mortgage Association, SOFR + 0.390%(1)	(AA+, Aaa)	04/15/22	0.400	10,142,016
5,100	Federal National Mortgage Association, SOFR + 0.180%(1)	(AA+, Aaa)	05/13/22	0.190	5,109,410
9,000	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	9,012,870
8,000	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	8,007,568
2,500	Federal National Mortgage Association	(AA+, Aaa)	07/20/23	0.400	2,500,517
900	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	899,152
2,300	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	2,300,784
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,984,999
7,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	7,428,251
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $300,400,714)					300,936,238

UNITED STATES TREASURY OBLIGATIONS (39.4%)
3,000	United States Treasury Bills(2)	(AA+, Aaa)	04/08/21	0.110	2,999,998
800	United States Treasury Bills(2)	(AA+, Aaa)	05/06/21	0.065	799,990
8,900	United States Treasury Bills(2)	(AA+, Aaa)	06/10/21	0.045	8,899,801
7,000	United States Treasury Bills(2)	(AA+, Aaa)	06/24/21	0.090	6,999,877
1,000	United States Treasury Bills(2)	(AA+, Aaa)	09/02/21	0.060	999,920
5,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.220%(1),(3)	(AA+, Aaa)	07/31/21	0.235	5,003,798
6,700	United States Treasury Floating Rate Notes, USBMMY3M + 0.300%(1)	(AA+, Aaa)	10/31/21	0.315	6,708,043
14,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.154%(1),(4)	(AA+, Aaa)	01/31/22	0.169	14,018,502
48,700	United States Treasury Floating Rate Notes, USBMMY3M + 0.114%(1),(3)	(AA+, Aaa)	04/30/22	0.129	48,757,439
50,800	United States Treasury Floating Rate Notes, USBMMY3M + 0.055%(1)	(AA+, Aaa)	07/31/22	0.070	50,827,669
30,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.055%(1),(4)	(AA+, Aaa)	10/31/22	0.070	30,320,925
30,960	United States Treasury Floating Rate Notes, USBMMY3M + 0.049%(1)	(AA+, Aaa)	01/31/23	0.064	30,976,864
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $207,199,827)					207,312,826

TOTAL INVESTMENTS AT VALUE (96.6%) (Cost $507,600,541)					$508,249,064

OTHER ASSETS IN EXCESS OF LIABILITIES (3.4%)					17,982,819

NET ASSETS (100.0%)(5)					$526,231,883

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2021. The rate may be subject to a cap and floor.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of March 31, 2021.
(3)	At March 31, 2021, $1,200,984 in the value of these securities have been pledged to cover initial margin requirements for open futures contracts.
(4)	At March 31, 2021, $11,855,444 in the value of these securities have been pledged as collateral for open swap contracts.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2021 (unaudited)

(5)	As of March 31, 2021, the Credit Suisse Trust - Commodity Return Strategy Portfolio held $98,939,830 in the wholly-owned subsidiary, Credit Suisse Trust - Cayman Commodity Return Strategy Portfolio, Ltd., representing 18.8% of the Portfolio's consolidated net assets.

INVESTMENT ABBREVIATIONS

1M = 1 Month

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Soybean Meal Futures	USD	May 2021	226	$9,564,320	$(457)
Energy
Light Sweet Crude Oil Futures	USD	Jun 2021	116	6,864,880	$1,825,777
Contracts to Sell
Agriculture
Corn Futures	USD	May 2021	(33)	(931,012)	$(42,161)
Soybean Futures	USD	May 2021	(22)	(1,580,425)	(77,345)
					$(119,506)
Energy
Brent Crude Oil Futures	USD	Jul 2021	(9)	(560,790)	$44,596
Light Sweet Crude Oil Futures	USD	May 2021	(133)	(7,868,280)	(224,110)
					$(179,514)
					$1,526,300

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$26,432,839	04/06/21	Bank of America	Bloomberg Commodity Index 2 Month Forward Total Return	0.14%	At Maturity	$—	$(453,408)
USD	73,250,147	04/06/21	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	0.28%	At Maturity	—	(1,324,938)
USD	70,307,274	04/06/21	Citigroup	Bloomberg Commodity Index Total Return	0.13%	At Maturity	—	(1,498,267)
USD	40,178,697	04/06/21	JPMorgan Chase	Bloomberg Commodity Index Total Return	0.12%	At Maturity	—	(855,900)
USD	46,816,167	04/06/21	Macquarie	Bloomberg Commodity Index Total Return	0.11%	At Maturity	—	(996,921)
USD	58,343,521	04/06/21	Macquarie	Macquarie Commodity Customized Product 112T Index(b)	0.28%	At Maturity	—	(1,053,688)

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2021 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$49,450,959	04/06/21	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	0.16%	At Maturity	$—	$(849,028)
USD	63,243,456	04/06/21	Societe Generale	Bloomberg Commodity Index Total Return	0.13%	At Maturity	—	(1,347,736)
USD	61,651,114	04/06/21	Societe Generale	Societe Generale P04 TR Index(c)	0.28%	At Maturity	—	(1,034,801)
USD	47,771,162	04/06/21	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	0.15%	At Maturity	—	(819,808)
								$(10,234,495)

Commodity Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay Return of the Reference Index	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$10,176,000	04/23/21	Bank of America	0.00%	Return on Soybean Meal Mar 2021 Futures	At Maturity	$—	$19,200

(a) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious,softs, and textiles. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/21 Value(1)
COMEX Gold JUN 21 Futures	12.52%	52.51	9,008,949
NYMEX WTI Crude Oil SEP 21 Futures	9.23%	114.03	6,641,021
NYMEX Nat Gas MAY 21 Futures	7.64%	210.70	5,494,929
ICE Brent Crude Oil SEP 21 Futures	7.56%	88.41	5,436,457
CBOT Soybeans NOV 21 Futures	5.84%	66.83	4,197,929
CBOT Corn SEP 21 Futures	5.80%	168.21	4,171,539
COMEX High Grade Copper JUL 21 Futures	5.56%	39.96	3,996,672
LME Aluminium JUN 21 Futures	4.35%	56.72	3,131,930
CME Live Cattle JUN 21 Futures	3.89%	56.93	2,798,827
COMEX Silver SEP 21 Futures	3.78%	22.08	2,716,641
CBOT Bean Oil DEC 21 Futures	3.54%	92.19	2,546,728
CBOT Soy Meal DEC 21 Futures	3.44%	62.33	2,477,772
LME Zinc JUN 21 Futures	3.03%	31.00	2,182,889
ICE Gas Oil JUL 21 Futures	2.88%	40.52	2,072,734
NYBOT Sugar OCT 21 Futures	2.82%	122.58	2,029,120
NYMEX Unleaded Gasoline JUL 21 Futures	2.77%	24.48	1,991,734
CBOT Wheat JUL 21 Futures	2.68%	62.56	1,926,145
NYBOT Coffee MAY 21 Futures	2.64%	41.08	1,902,373
CME Lean Hogs JUN 21 Futures	2.51%	42.82	1,803,713
LME Nickel JUN 21 Futures	2.32%	17.35	1,671,495
NYMEX Heating Oil JUL 21 Futures	2.29%	22.08	1,646,738
NYBOT Cotton MAY 21 Futures	1.47%	26.19	1,059,097
KCBOT Kansas Wheat MAY 21 Futures	1.44%	36.01	1,036,761

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of March 31, 2021.

(b) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/21 Value(1)
COMEX Gold JUN 21 Futures	12.51%	41.77	7,166,624
NYMEX WTI Crude Oil DEC 21 Futures	9.29%	93.69	5,326,339
NYMEX Nat Gas JUL 21 Futures	7.65%	160.54	4,386,041
ICE Brent Crude Oil DEC 21 Futures	7.60%	72.30	4,353,704
CBOT Soybeans NOV 21 Futures	5.83%	53.17	3,339,455
CBOT Corn SEP 21 Futures	5.79%	133.81	3,318,461
COMEX High Grade Copper SEP 21 Futures	5.56%	31.82	3,183,223
LME Aluminium JUN 21 Futures	4.35%	45.12	2,491,452
CME Live Cattle JUN 21 Futures	3.89%	45.29	2,226,469
COMEX Silver JUL 21 Futures	3.77%	17.58	2,159,837
CBOT Bean Oil DEC 21 Futures	3.54%	73.34	2,025,923
CBOT Soy Meal DEC 21 Futures	3.44%	49.59	1,971,069
LME Zinc JUN 21 Futures	3.03%	24.66	1,736,489
ICE Gas Oil JUL 21 Futures	2.88%	32.24	1,648,861
NYBOT Sugar JUL 21 Futures	2.80%	96.95	1,603,839
NYMEX Unleaded Gasoline JUL 21 Futures	2.76%	19.47	1,584,426
CBOT Wheat JUL 21 Futures	2.67%	49.77	1,532,250
NYBOT Coffee MAY 21 Futures	2.64%	32.68	1,513,338
CME Lean Hogs JUL 21 Futures	2.48%	33.90	1,419,528
LME Nickel JUN 21 Futures	2.32%	13.80	1,329,675
NYMEX Heating Oil SEP 21 Futures	2.30%	17.59	1,317,655
NYBOT Cotton MAY 21 Futures	1.47%	20.83	842,512
KCBOT Kansas Wheat JUL 21 Futures	1.43%	28.40	826,152

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of March 31, 2021.

(c) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/21 Value(1)
COMEX Gold JUN 21 Futures	12.47%	44.07	7,560,637
NYMEX WTI Crude Oil DEC 21 Futures	9.60%	102.33	5,817,507
ICE Brent Crude Oil DEC 21 Futures	7.80%	78.56	4,731,006
NYMEX Nat Gas JUL 21 Futures	7.66%	169.91	4,641,879
CBOT Soybeans NOV 21 Futures	5.80%	56.00	3,517,788
CBOT Corn SEP 21 Futures	5.79%	141.53	3,509,906
COMEX High Grade Copper DEC 21 Futures	5.50%	33.39	3,334,077
LME Aluminium JUN 21 Futures	4.33%	47.52	2,624,093
CME Live Cattle JUN 21 Futures	3.83%	47.29	2,324,577
COMEX Silver DEC 21 Futures	3.80%	18.68	2,302,144
CBOT Bean Oil DEC 21 Futures	3.51%	76.93	2,125,103
CBOT Soy Meal DEC 21 Futures	3.40%	51.89	2,062,653
LME Zinc JUN 21 Futures	2.95%	25.41	1,789,209
NYMEX Unleaded Gasoline JUL 21 Futures	2.82%	21.03	1,710,996
ICE Gas Oil JUL 21 Futures	2.80%	33.14	1,695,232
NYBOT Sugar JUL 21 Futures	2.76%	101.16	1,673,405
CBOT Wheat JUL 21 Futures	2.62%	51.68	1,590,947
NYBOT Coffee JUL 21 Futures	2.58%	33.23	1,562,451
CME Lean Hogs JUN 21 Futures	2.50%	36.02	1,516,978
NYMEX Heating Oil SEP 21 Futures	2.35%	19.04	1,426,032
LME Nickel JUN 21 Futures	2.32%	14.58	1,404,811
KCBOT Kansas Wheat SEP 21 Futures	1.41%	28.95	851,860
NYBOT Cotton MAY 21 Futures	1.40%	21.02	850,041

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of March 31, 2021.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$300,936,238	$—	$300,936,238
United States Treasury Obligations	—	207,312,826	—	207,312,826
	$—	$508,249,064	$—	$508,249,064
Other Financial Instruments*
Futures Contracts	$1,870,373	$—	$—	$1,870,373
Swap Contracts	—	19,200	—	19,200

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$344,073	$—	$—	$344,073
Swap Contracts	—	10,234,495	—	10,234,495

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended March 31, 2021, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.